Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) (USD $)	Total	Cash	Common Stock and Warrants Cash	Shares and warrant issued as debt discount in connection with notes payable	Shares and warrants issued in exchange of notes payable and accrued interest	Shares issued as debt discount in connection with notes payable	Leasehold Improvements	Common Stock	Common Stock Shares and warrant issued as debt discount in connection with notes payable	Common Stock Shares and warrants issued in exchange of notes payable and accrued interest	Common Stock Shares issued as debt discount in connection with notes payable	Common Stock Leasehold Improvements	Additional paid-in capital	Additional paid-in capital Cash	Additional paid-in capital Shares and warrant issued as debt discount in connection with notes payable	Additional paid-in capital Shares and warrants issued in exchange of notes payable and accrued interest	Additional paid-in capital Shares issued as debt discount in connection with notes payable	Additional paid-in capital Leasehold Improvements	Accumulated deficit	Accumulated deficit Cash	Accumulated deficit Shares and warrant issued as debt discount in connection with notes payable	Accumulated deficit Shares and warrants issued in exchange of notes payable and accrued interest	Accumulated deficit Shares issued as debt discount in connection with notes payable	Accumulated deficit Leasehold Improvements	Treasury Stock	Treasury Stock Cash	Treasury Stock Shares and warrant issued as debt discount in connection with notes payable	Treasury Stock Shares and warrants issued in exchange of notes payable and accrued interest	Treasury Stock Shares issued as debt discount in connection with notes payable	Treasury Stock Leasehold Improvements
Beginning Balance at Dec. 31, 2012	$ (5,141,693)							$ 15,443					$ 8,936,084						$ (14,061,220)						$ (32,000)
Beginning Balance (in shares) at Dec. 31, 2012								15,443,484																	(558,621)
Shares and warrants issued for cash		905,000	841	573,769	417,681				339	819				904,159	573,430	416,862				0	0	0				0	0	0
Shares and warrants issued for cash (in shares)			840,589						338,750	818,495																0	0	0
Shares issued in satisfaction of accrued services	213,000							266					212,734
Shares issued in satisfaction of accrued services (in shares)								266,250
Shares issued in satisfaction of accrued consulting services																			0						0
Shares issued in satisfaction of accrued consulting services (in shares)																									0
Warrant modification in connection with extension of notes payable	214,912							0					214,912						0						0
Waiver of previously accrued executive salary and bonus	565,000							0					565,000						0						0
Exercise of warrants for purchase of common stock	505,809							1,686					504,123						0						0
Exercise of warrants for purchase of common stock (in shares)								1,686,029																	0
Beneficial conversion features related to convertible notes payable	0
Stock-based compensation: shares of common stock	138,055							239					137,816						0						0
Stock-based compensation: shares of common stock (in shares)								239,537																	0
Stock-based compensation: options and warrants	674,592							0					674,592						0						0
Impact of share rounding as a result of reverse stock split								39																	0
Net loss	(5,751,194)							0					0						(5,751,194)
Ending Balance at Dec. 31, 2013	(6,685,069)							19,633					13,139,712						(19,812,414)						(32,000)
Ending Balance (in shares) at Dec. 31, 2013								19,633,173																	(558,621)
Shares and warrants issued for cash		2,605,000	8,672		343,026	249,800	71,050			1,101	1,000	284		2,596,328		341,925	248,800	70,766		0		0	0	0		0		0	0	0
Shares and warrants issued for cash (in shares)			8,671,983							1,101,453	1,000,000	284,200														0		0	0	0
Conversion of notes payable and accrued interest into common stock	359,711							1,785					357,926						0						0
Conversion of notes payable and accrued interest into common stock (in shares)								1,784,777																	0
Shares issued in satisfaction of accrued consulting services	140,000							595					139,405						0						0
Shares issued in satisfaction of accrued consulting services (in shares)								595,455																	0
Warrant modification in connection with extension of notes payable	50,035							0					50,035						0						0
Exercise of warrants for purchase of common stock	113,000							377					112,623						0						0
Exercise of warrants for purchase of common stock (in shares)								376,667																	0
Beneficial conversion features related to convertible notes payable	92,370							0					92,370						0						0
Stock-based compensation: shares of common stock	300,837							1,065					299,772						0						0
Stock-based compensation: shares of common stock (in shares)								1,064,092																	0
Stock-based compensation: options and warrants	1,059,459							0					1,059,459						0						0
Net loss	(5,587,612)							0					0						(5,587,612)						0
Ending Balance at Dec. 31, 2014	(6,888,393)							34,512					18,509,121						(25,400,026)						(32,000)
Ending Balance (in shares) at Dec. 31, 2014								34,511,800																	(558,621)
Shares and warrants issued for cash	801,000		2,703											798,297						0						0
Shares and warrants issued for cash (in shares)			2,703,333																							0
Conversion of notes payable and accrued interest into common stock	55,984							222					55,762						0						0
Conversion of notes payable and accrued interest into common stock (in shares)								222,245																	0
Shares issued in satisfaction of accrued services	8,481							19					8,462						0						0
Shares issued in satisfaction of accrued services (in shares)								18,847																	0
Warrant modification in connection with extension of notes payable	5,900							0					5,900						0						0
Exercise of warrants for purchase of common stock	0
Beneficial conversion features related to convertible notes payable	10,690							0					10,690						0						0
Stock-based compensation: shares of common stock	76,647							294					76,353						0						0
Stock-based compensation: shares of common stock (in shares)								293,948																	0
Stock-based compensation: options and warrants	294,520							0					294,520						0						0
Net loss	(1,760,121)							0					0						(1,760,121)						0
Ending Balance at Mar. 31, 2015	$ (7,395,292)							$ 37,750					$ 19,759,105						$ (27,160,147)						$ (32,000)
Ending Balance (in shares) at Mar. 31, 2015								37,750,173																	(558,621)